Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 90,975,155	$ 111,180,139
Restricted cash	246,599	1,556,852
Short-term investments	10,271,142	9,993,720
Accounts receivable, net of allowance for doubtful accounts	14,279,638	16,693,959
Notes receivable	127,859
Inventory	22,619,874	32,888,645
Prepaid advertising expenses	8,562,723	11,654,922
Other prepaid expenses and current assets, net of allowance for doubtful accounts	12,144,929	9,928,245
Deferred tax assets, net	281,391	3,465,795
Total current assets	159,509,310	197,362,277
Prepaid land use right	7,952,068	8,105,061
Property and equipment, net	29,002,372	29,803,901
Acquired intangible assets, net	1,796,366	2,126,596
Investments in affiliates	8,111,603	6,794,955
Other long-term assets	1,024,845	1,482,881
Total assets	207,396,564	245,675,671
Current liabilities:
Accounts payable	11,137,295	21,023,807
Accrued expenses and other current liabilities	13,571,654	18,910,178
Notes payable	700,024	4,411,840
Income taxes payable	449,426	3,603,813
Dividend payable		467
Deferred revenue	903,945
Total current liabilities	26,762,344	47,950,105
Deferred tax liability	833,042	831,006
Total liabilities	27,595,386	48,781,111
Commitments and contingencies (Note 19)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	946,175	945,666
Additional paid-in capital	161,056,595	160,632,659
Retained earnings (accumulated deficits)	(1,965,802)	15,960,272
Accumulated other comprehensive income	30,720,703	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	179,293,725	196,395,507
Noncontrolling interests	507,453	499,053
Total equity	179,801,178	196,894,560
Total liabilities and equity	207,396,564	245,675,671
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	5,060,738	9,656,526
Restricted cash	106,595	185,688
Accounts receivable, net of allowance for doubtful accounts	7,998,989	11,774,304
Inventory	2,787,804	4,121,860
Prepaid advertising expenses	776,072	5,237
Other prepaid expenses and current assets, net of allowance for doubtful accounts	2,813,473	2,313,715
Deferred tax assets, net		1,974,147
Total current assets	19,543,671	30,031,477
Property and equipment, net	6,292,690	6,221,060
Total assets	25,836,361	36,252,537
Current liabilities:
Accounts payable	430,316	3,248,635
Accrued expenses and other current liabilities	5,708,131	8,023,493
Deferred revenue	903,836
Total liabilities	$ 7,042,283	$ 11,272,128